Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2022
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

United Maritime Corporation (the “Company” or “United”) was incorporated by Seanergy Maritime Holdings Corp. ( “Seanergy” or “Parent”) on January 20, 2022 under the laws of the Republic of the Marshall Islands, having a share capital of 500 registered shares, of no par value, issued to the Parent. The Company completed the spin-off from Seanergy effective July 5, 2022 (Note 3). United’s common shares are listed on Nasdaq and began trading on the Nasdaq Capital Market on July 6, 2022 under the symbol “USEA”. The Company is engaged in the ocean transportation of cargoes worldwide through the ownership and operation of vessels.
As further discussed in Note 3, Seanergy contributed the vessel-owning subsidiary of the Gloriuship (the “Predecessor”) to United and $5,000 in working capital in connection with the distribution of all of United’s issued and outstanding common shares to Seanergy’s shareholders, 40,000 of United’s Series B preferred shares (“Series B Preferred Shares”, Note 9), par value $0.0001 to the holder of all Seanergy’s issued and outstanding Series B preferred shares and 5,000 of United’s 6.5% Series C Cumulative Convertible Perpetual Preferred Shares (“Series C Preferred Shares”, Note 9) (the “Spin-Off”). The Spin-Off was pro rata to the shareholders of the Parent, including holders of the Parent’s outstanding common shares and Series B preferred shares, so that such holders maintained the same proportionate interest in the Parent and in United both immediately before and immediately after the Spin-Off. The Parent’s shareholders received one United common share for every 11.8 common shares of Seanergy (number of shares adjusted for the one-for-ten reverse stock split effected on Seanergy common shares on February 16, 2023) held at the close of business on June 28, 2022. In addition, the holder of all of the Parent’s issued and outstanding Series B preferred shares received 40,000 of our Series B Preferred Shares on a pro-rate basis. On July 26, 2022, Seanergy contributed another $5,000 to United in exchange for additional 5,000 newly-issued Series C Preferred Shares, in connection with United’s funding the deposits payable for four tanker vessels acquired by United (Note 5).
The financial statements of the Company have been presented for the period from inception (January 20, 2022) through December 31, 2022. They include the accounts of United from January 20, 2022 and the accounts of the Company’s wholly-owned subsidiaries upon the Spin-Off consummation on July 5, 2022. No comparatives are presented, as the Spin-Off has been accounted for as a transfer of assets rather than of a business.
Following Russia’s invasion of Ukraine in February 2022, the U.S., several European Union nations, the UK and other countries imposed sanctions against Russia, which include, among others, restrictions on selling or importing goods, services or technology in or from affected regions, travel bans and asset freezes impacting connected individuals and political, military, business and financial organizations in Russia, severing large Russian banks from U.S. and/or other financial systems, and barring some Russian enterprises from raising money in the U.S. market. In addition, the U.S. and certain other North Atlantic Treaty Organization (NATO) countries have been supplying Ukraine with military aid. The U.S., EU nations and other countries could impose wider sanctions and take other actions.  With uncertainty remaining at high levels with regards to the global impact of the sanctions already imposed to date and the possibility of additional sanctions as well as retaliation measures from Russia’s side that may follow in the period to come, it is difficult to accurately assess any future impact it may have on our Company. To date, no apparent consequences have been identified on the Company’s business, nor any specific implications on any of its existing counterparties, including clients, suppliers and lenders. It should be noted however that since the Company employs Ukrainian and Russian seafarers, it may face problems in relation to their employment, repatriation, salary payments and be subject to claims to this respect. The scope or intensity of the ongoing military conflict as well as sanctions and other actions undertaken in response to it could increase, potentially having negative effects on the global economy and markets. Any of these occurrences, or the continuation or worsening of any such occurrences, could eventually have an adverse effect our business, financial condition, results of operations and cash flows.
a.	Subsidiaries in Consolidation:

United’s subsidiaries included in these consolidated financial statements as of December 31, 2022:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
United Management Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Sea Glorius Shipping Co. (1)	Marshall Islands	Gloriuship	July 6, 2022	N/A
Epanastasea Maritime Co. (1)	Marshall Islands	Epanastasea	September 2, 2022	N/A
Parosea Shipping Co. (1)	Marshall Islands	Parosea	August 10, 2022	November 8, 2022
Bluesea Shipping Co. (1)	Marshall Islands	Bluesea	August 12, 2022	December 1, 2022
Minoansea Maritime Co. (1)	Marshall Islands	Minoansea	August 30, 2022	December 22, 2022
Good Maritime Co. (1)(Note 14)	Liberia	N/A	N/A	N/A
Traders Maritime Co. (1)(Note 14)	Marshall Islands	N/A	N/A	N/A

(1)	Subsidiaries wholly owned
(2)	Management company